Expense Example	Nov. 01, 2025 USD ($)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,520
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,042
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,084
Expense Example, with Redemption, 10 Years	$ 2,434